EATON VANCE MUNICIPALS TRUST II
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                            Telephone: (617) 482-8260
                            Telecopy: (617) 338-8054


                                  CERTIFICATION


     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Municipals Trust II (the "Registrant") (1933 Act File No. 33-71320) certifies (a) that the forms of prospectuses and statements of additional information dated June 1, 2000 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 15 ("Amendment No. 15") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 15 was filed electronically with the Commission (Accession No. 0000940394-01-500269) on May 25, 2001.

                   Eaton Vance Florida Insured Municipals Fund
                       Eaton Vance Hawaii Municipals Fund
                     Eaton Vance High Yield Municipals Fund
                       Eaton Vance Kansas Municipals Fund


                         EATON VANCE MUNICIPALS TRUST II


                                  By: /s/ Eric G. Woodbury
                                      ------------------------------------------
                                          Eric G. Woodbury, Esq.
                                          Assistant Secretary



Dated:  June 1, 2001